15. CONTINGENT LIABILITIES AND ASSETS	12 Months Ended
Dec. 31, 2019
Contingent Liabilities And Assets
CONTINGENT LIABILITIES AND ASSETS

We hereinafter detail the nature of significant proceedings as of December 31, 2019, not considered as probable by the Company based on the opinion of the Company’s internal and external counselors.

15.1 Labor Claim – Compensatory Plan

The Company faces several legal proceedings associated with the Defined Benefit Plan “Compensatory Plan” (see Note 11.8). We hereinafter describe the nature of currently-pending labor claims:

-	Claims by former employees not covered by the plan, seeking their inclusion.
-	Claims by former employees seeking a compensation under the plan on account of terminations due to changes in shareholding control.
-	Claims on considering that the index (IPC) used to update the plan benefits are ineffective to keep their “constant value”.
-	Claims on an alleged underfunding of the plan upon the elimination of the Company’s contributions based on earnings.

15.2 Tax claim

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Tax on Liquid Fuels and Natural Gas:

The AFIP filed a claim in the amount of $ 54 million against the Company for an alleged omission in the payment of Taxes on Liquid Fuels and Natural Gas during fiscal periods January 2006 through August 2011, plus compensatory interest and a penalty of $ 38 million for such omission. The tax entity supports its claim on the allegation that the tax benefit granted to sales to areas declared exempt by the tax law has been misappropriated. The proceeding is currently being heard before the Federal Tax Court, and the evidentiary period has been completed.

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Income tax refund:

The Company, HIDISA, HINISA and CPB have filed several tax refund claims in the amount of $ 1,169 million for overpaid income taxes taking into considerations the effects of the inflation adjustment mechanism. On December 7, 2017, CPB collected the amount claimed for the 2002 period, which amounts to $ 4 million plus interest. However, upon joining the tax revaluation regime detailed in Note 2.6.1.4, on March 29, 2019 and April 3, 2019, Pampa and CPB, respectively, formally presented their waiver to the rights invoked in the mentioned tax refund claims in the amounts of $ 1,095 million and $ 1.6 million, respectively.

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Minimum notional income tax refund:

The Company and the former CTLL have filed several refund claims before the AFIP on account of the minimum notional income tax for fiscal periods 2008 and 2009 requesting the refund of $ 25 million, including the refund of payments timely made and the release of the offsetting payment made against several tax credits. As AFIP didn’t answer the claim, the Company and the former CTLL brought a tax refund claim before the competent National First-Instance Administrative Litigation Court.

On August 25, 2016 the former CTLL obtained a favorable ruling by the Chamber of Appeals, which upheld the first-instance decision sustaining the refund claim; however, the payment has not been collected as of the date hereof, and the Company is conducting the relevant proceedings in this respect. The Company considers it has a high probability of obtaining a favorable final and conclusive ruling.

15.3 Environmental claims

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The Association of Land Owners of Patagonia (ASSUPA) has brought a complaint for an indefinite amount against the Company and other companies seeking the restoration of the environment to the state prior to the exploration, exploitation, production, storage and transportation of hydrocarbon works conducted by the plaintiffs and the prevention of alleged future environmental impacts on certain areas in the Austral Basin. The National Government and the Provinces of Santa Cruz and Tierra del Fuego have been summoned as third parties. The proceeding is at the complaint answer stage.

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ASSUPA has instituted a complaint before the CSJN against 10 companies, including the Company. The National Government and the Provinces of Buenos Aires, La Pampa, Mendoza, Neuquén and Río Negro have been summoned as third parties. The main claim seeks that the plaintiffs should be ordered to redress the alleged environmental damage caused by the hydrocarbon activity developed in the Neuquina Basin and to set up the environmental restoration fund provided for by section 22 of the General Environmental Law. Subsidiarily, and in case restoration is not possible, it seeks the redress of the allegedly sustained collective damages for an amount estimated at U$S 547 million based on a PDUN report. The proceeding is in the complaint answer stage.

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Beatriz Mendoza and other 16 plaintiffs brought a complaint before the CSJN against the National Government, the Province of Buenos Aires, the Government of the Autonomous City of Buenos Aires and 44 companies, including the Company, conducting industrial activities along the Matanza-Riachuelo River Basin. The plaintiffs seek compensation for alleged damages sustained as a result of an alleged environmental impact, its cessation, the environmental recomposition and redress, for an estimated amount of U$S 500 million for the financing of the Matanza-Riachuelo River Basin Environmental Management Plan aiming at the restoration of the basin. The proceeding is in the third-party summoning stage.

-	Inertis S.A. Has filed a complaint against the Company for alleged damage to the environment in a lot owned by this company as a result of the activities conducted by the Dock Sud plant seeking the redress of alleged damages for a nominal amount estimated at $ 1 million and U$S 1 million, or the difference between the value of the allegedly affected lot and its valuation. The proceeding is in the evidentiary stage.

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Fundación SurfRider Argentina has requested the performance of preliminary proceedings on account of alleged indications of environmental damage in the City of Mar del Plata. The plaintiff seeks the recomposition of the alleged environmental damage having collective impact, or the compensation for the alleged damages caused by all companies owning gas stations in the coastal area of the City of Mar del Plata for an alleged fuel leakage from gas stations’ underground storage tanks into the water, soil and marine system. The Foundation estimates damages in the amount of $ 200 million. The proceeding is pending the resolution of the admissibility of CSJN’s jurisdiction.

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A group of neighbors of the City of Bahía Blanca instituted a complaint before the provincial courts of this city for alleged environmental damage having collective impact against the companies of the petrochemical complex, Consorcio de Gestión Del Puerto de Bahía Blanca and the Province of Buenos Aires. The plaintiffs seek the redress of collective moral injury (estimated at $ 52 million), the cessation of the alleged damage to the estuary of Bahía Blanca, and a comprehensive restoration to its previous state. In case this is not possible, the plaintiffs subsidiarily seek damages, the beneficiary of which would be the Environmental Compensation Fund. They also request a prohibition to install new industrial activities in the area and the development of a new and efficient industrial waste collection, disposal and treatment system. The proceeding is in the sentence stage.

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Some neighbors of the Dock Sud area brought a complaint against 14 oil companies, including the Company, petrochemical companies and waste incineration plants located in the Dock Sud Petrochemical Complex for an alleged damage to the environment and alleged individual damage to their goods, health and morale. The CSJN maintained its jurisdiction in the environmental issue and the Court’s jurisdiction regarding the compensation for the alleged damages.

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A neighbor of the Province of Salta owning a lot where a joint venture made up of the plaintiffs (the Company and other companies) conducted hydrocarbon activities seeks environmental protection and restoration for alleged damage caused by hydrocarbon prospecting, exploration and/or exploitation activities or, alternatively, a compensation in case such environmental restoration is not possible. The Province of Salta has been summoned as a third party. The proceeding is in the complaint answer stage and with a negative conflict of jurisdiction.

-	Owners of a lot in the town of Garín, Province of Buenos Aires, seek the performance of preliminary proceedings for alleged indications of damage to the environment in their place of residence which would result from an alleged leakage from the adjacent gas station under the Company’s branding. Preliminary measures are being conducted in this proceeding.

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Neighbors of the Province of Neuquén brought a proceeding against the Company for alleged environmental damage resulting from the hydrocarbon exploration, exploitation, transportation and well abandonment activities in which that plaintiff has been taking part. Should this not be feasible, they claim a compensation for alleged damages to support the Environmental Restoration Fund. Additionally, they request the redress of alleged moral damages to be allocated to the Environmental Restoration Fund. The proceeding is in the lawsuit integration stage.

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The Company initiated a legal claim against the Province of La Pampa requesting the annulment and revocation of administrative acts through which said Province through its Undersecretary of Hydrocarbons and Mining and its Undersecretariat of Environment, intends that the Company carries out definitive abandonment of 13 hydrocarbon wells located within the Jagüel de los Machos Area that were inactive by the time the concession belonged to the company -September 2015-, as well as the presentation of a plan for the remediation of certain environmental liabilities. It is worth clarifying that an environmental audit was carried out at the time of the reversal of the hydrocarbon area, and the deviations observed therein are currently corrected.

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Plaintiffs María Elena Baya de Rudd and David Rudd have filed a complaint against the Company, other companies and the joint venture made up by them for the repair of alleged damages caused in the Estancia Laguna Esperanza lot owned by them and the remediation of alleged environmental damage caused by the exploitation and abandonment of oil wells in the lot.  A sentence was issued in the appellate proceeding. We have filed a federal extraordinary appeal against that sentence, and have jointly requested with the plaintiff the suspension of the procedural time limits in order to negotiate a settlement, which suspension was granted.

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Plaintiff Martinez Lidia and other three plaintiffs claim financial compensation for alleged damage to their health and property caused by the alleged environmental affectation sustained as a result of living next to Puerto General San Martin petrochemical plant (Rosario-Santa Fe). The proceeding is currently in the evidentiary stage.

-	A neighbor of the Province of Buenos Aires brought a complaint against the Company seeking the removal of three fuel storage tanks and pumps and the remediation and restoration of the soils where such tanks are located on account of an alleged environmental affectation. The proceeding has been filed and answered.

15.4 Civil and Commercial Claims

-	The “Consumidores Financieros Asociación Civil Para Su Defensa” claim the nominal amount of U$S 3,650 million as compensation for damages, Pampa, Petrolera Pampa S.A. and certain Pampa directors in office during 2016 being co-plaintiffs together with Petroleo Brasileiro S.A. A complaint has been brought against Petrobras Brasil for the depreciation of the share quotation value as a result of the “lava jato operation” and the so-called “Petrolao”, and the plaintiffs claim Pampa, Petrolera Pampa S.A. and the directors’ joint and several liability alleging the acquisition of indirect control in Petrobras Argentina S.A. may have thwarted the enforcement of a possible judgment favorable to the plaintiff (for up to the amount of the price paid by Pampa for the acquisition of control over Petrobras Argentina S.A.). The plaintiff is appealing the Arbitration Court’s decision declaring the dismissal of the main claim upon the failure to pay the arbitration fee.

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The Company was notified of the institution of a collective action in the City of Rio de Janeiro, Brazil, by a lawyer of that nationality, Felipe Machado Caldeira, alleging that Petrobras Brasil has not conducted Petrobras Argentina’s sales process pursuant to a competitive bidding process in accordance with Brazilian laws applicable to mixed public-private firms in Brazil, for a nominal amount of R$ 1,000 million. In this proceeding, no specific accusation against Pampa has been filed. The proceeding is currently suspended in the integration and complaint answer stage.  Upon the death of the plaintiff and the Public Prosecution Service’s statement that it is not interested in pursuing the complaint, a legal notice was published so that any citizen may express its interest in pursuing it.

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Messrs. Candoni, Giannasi, Pinasco and Torriani brought arbitration complaints against the Company before the Buenos Aires Stock Exchange’s Arbitration Court seeking to challenge the price and tender offer for the merger through absorption of Petrobras Argentina S.A. into Pampa Energía S.A. for a nominal amount of $ 148 million. The complaints have been joined. The Court issued a partial award upholding the challenge under the capital markets law used by the plaintiff to dispute the exchange ratio used in the merger and dismissed the Company’s position, which stated that the proper course of action would be to challenge the shareholders’ meeting pursuant to the Business Organizations Law. The Company filed an appeal against this partial award and filed a motion for appeal and nullity which will be resolved by the Chamber of Appeals in Commercial Matters.

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Fees associated with the injunction granted in favor of Oil Combustibles: Oil Combustibles’ attorneys claimed an increase in their fees assessed by the first-instance judge and ratified by the Chamber of Appeals of Rosario. The Supreme Court of Santa Fe resolved to annul the Camber’s decision and ordered that a new judgment should be passed. A motion for clarification was filed against this judgment before the Supreme Court of Justice, as well as an extraordinary appeal before the CSJN. A settlement was reached and all pending motions were dismissed.

-	Consumidores Financieros Asociación Civil para su Defensa, claimes Edenor: i) the reimbursement of the VAT percentage paid on the illegally “widened” taxable basis due to the incorporation of the National Electrical Energy Fund that distribution companies, the defendants, had not paid this tax when CAMMESA invoiced them the electricity purchased for distribution purposes, ii) the reimbursement of part of the administrative surcharge on “second due date”, in those cases in which payment was made within the time period authorized for such second deadline (14 days) but without distinguishing the effective day of payment, and iii) the application of the “borrowing rate” in case of customer delay in complying with payment obligation, in accordance with the provisions of Law No. 26,361. The Federal Government, the AFIP and the ENRE are summoned as third-party defendants. These proceedings have been joined to those mentioned below. Without prejudice thereto, in the framework of the record of the proceedings, the case has been brought to trial.

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Asociación de Defensa de derechos de clientes y consumidores (ADDUC) requested that the Company be ordered by the Court to reduce or mitigate the default or late payment interest rates charged to customers who pay their bills after the first due date, inasmuch as they violate section 31 of Law N° 24,240, ordering both the non-application of pacts or accords that stipulate the interest rates that are being applied to the users of electricity –their unconstitutional nature– as well as the reimbursement of interest amounts illegally collected from the customers of the service from August 15, 2008 through the date on which the defendant complies with the order to reduce interest. It is also requested that the VAT and any other taxes charged on the portion of the surcharge illegally collected be reimbursed. These proceedings have been joined to those mentioned above and have been brought to trial. Prior to requesting that evidence be produced, it was ordered that the records be sent to the Tax Representative, in order for the latter to pronounce on the motion to dismiss for lack of standing to sue filed by Edenor. Once the records were sent back to the court hearing the case, the aforementioned motion was rejected. The Company appealed against the rejection of the motion in a timely manner.

We hereinafter detail the nature of significant legal proceedings brought by the Company as of December 31, 2019 where the related inflows of economic benefits are estimated to be probable by the Company.

15.5 Administrative claims

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CTLL filed a contentious administrative complaint against the National Government for contractual breach during the January 2016-July 2017 period. CTLL claims that CAMMESA’s decision should be reversed regarding the renewal and recognition of costs associated with natural gas supply agreements, and that, susbsidiarily, sustained damages for an estimated amount of U$S 26.6 million should be redressed. Later, the complaint was expanded to include the contractual breach as of October 2018, for an estimated amount of U$S 22.1 million. As of the date hereof the total claimed amounts to U$S 48.7 million.

-	Upon the determination of the expiration of the Veta Escondida area concession granted by the Province of Neuquén, the Company filed a declaratory judgment action to achieve certainty under the original jurisdiction of the Federal Supreme Court of Justice pursuant to section 322 of the Federal Code of Civil and Commercial Procedure. Both parties agreed to suspend the proceeding and settle a solution. Negotiations are currently in progress, and terms have been suspended for 20-day periods renewable until settling the conflict.

15.6 Civil and commercial claims

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Edenor seeks to obtain the judicial annulment of the ENRE’s Resolution 32/11 that provided Edenor to: i) be fined in the amount of $ 750 thousands due to its failure to comply with the obligations arising from Section 25, sub-sections a, f and g, of the Concession Agreement and Section 27 of Law No. 24,065, ii) be fined in the amount of $ 375 thousands due to its failure to comply with the obligations arising from Section 25 of the Concession Agreement and ENRE Resolution No. 905/99 and iii) be ordered to pay customers as compensation for the power cuts suffered the following amounts: $ 180 to each small-demand residential customer (T1R) who suffered power cuts that lasted more than 12 continuous hours, $ 350 to those who suffered power cuts that lasted more than 24 continuous hours, and $ 450 to those who suffered power cuts that lasted more than 48 continuous hours. The course of these proceedings is currently suspended due to the fact that an “Agreement of parties” has been entered into with the ENRE. In view of the time elapsed since Edenor and the ENRE agreed to suspend the procedural time-limits, the court has requested that the parties express their stance on the issue. Based on the terms of the Agreement on the Regularization of Obligations entered into on May 10, 2019 by and between Edenor and the Federal Government, this action should be abandoned, with each party bearing its own court costs, as agreed in such Agreement.

At the closing date of the year ended December 31, 2019, Edenor made a provision for principal and interest accrued for an amount of U$S 1.5 million within the Non-current other liabilities account. Based on that which has been mentioned above, and once the regulatory authority has given its consent, such provision should no longer be recorded.

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Edenor’s purpose is to sue for breach of contract due to the Federal Government’s failure to perform in accordance with the terms of the “Agreement on the Renegotiation of the Concession Agreement” (“Acta Acuerdo de Renegociación del Contrato de Concesion” – the “Adjustment Agreement”) entered into with the Company in 2006, and for damages caused as a result of such breach.

On September 16, 2019, in the framework of the judicial record of the motion to litigate in forma pauperis, Edenor filed a brief regarding the abandonment of the action and waiver of right, requesting at the same time that each party be held liable for its own court costs. The representatives of the Federal Government gave their consent to the terms of the brief. Taking account of the brief, on September 24, the Court terminated the proceedings.

Furthermore, in the main proceedings, Edenor, with the Federal Government’s consent, filed a brief, also on September 16, regarding the abandonment of the action and waiver of right, declaring that the concepts dealt with in the proceedings amount to $ 6,900 million; therefore, payment of court fees, which amount to $207 million was incorporated therein. The records were sent to the Tax Authorities for their approval, having attached the breakdown of the amounts comprising the reconciled principal be submitted.